FAIR VALUE MEASUREMENTS - Subsequent measurement (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period		$ 13,272,784
Change in valuation inputs or other assumptions			$ (406,549)
Fair value as of Ending period	$ 13,272,784		13,272,784
Transfers out of Level 3	39,445,000
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period		13,272,784
Change in valuation inputs or other assumptions		10,768,484
Fair value as of Ending period	13,272,784	24,041,268	13,272,784
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period		4,801,747
Change in valuation inputs or other assumptions		3,895,757	(207,586)
Fair value as of Ending period	4,801,747	8,697,504	4,801,747
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period		8,471,037
Change in valuation inputs or other assumptions		6,872,727	(198,963)
Fair value as of Ending period	$ 8,471,037	$ 15,343,764	$ 8,471,037